Other Long Term Investments - Schedule of Ownership Interests (Details) - Cardinal Ventures Holdings	Dec. 31, 2022
Common Class A
Schedule of Equity Method Investments [Line Items]
Ownership interest	14.10%
Common Class B
Schedule of Equity Method Investments [Line Items]
Ownership interest	38.40%